EMPLOYEE BENEFIT PLANS - Changes in Pension and Other Post-Retirement Benefit Obligations, Fair Value Of Plan Assets, as well as Amounts Recognized in the Consolidated Balance Sheets (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Change in plan assets
Employer contributions	$ (155.0)	$ (110.2)	$ (107.0)
Amounts recognized in the Consolidated Balance Sheets
Non-current benefit liability	(749.9)	(744.0)
Pension Benefit, U.S. Plans
Change in benefit obligation
Benefit obligation at end of prior year	1,315.9	1,463.4
Service cost	8.9	7.7	6.6
Interest cost	56.4	52.6	62.9
Settlements/curtailments	0.0	0.0
Actuarial (gain) loss	178.3	(111.4)
Plan amendments	0.1	2.6
Foreign currency exchange rates	0.0	0.0
Participant contributions	0.0	0.0
Acquisitions, divestitures and other	(4.7)	(4.3)
Benefits paid	(94.4)	(94.7)
Benefit obligation at end of year	1,460.5	1,315.9	1,463.4
Change in plan assets
Fair value of plan assets at end of prior year	1,052.9	1,057.1
Actual return on plan assets	116.1	40.6
Participant contributions	0.0	0.0
Employer contributions	104.2	54.9
Settlements	0.0	0.0
Foreign currency exchange rate changes	0.0	0.0
Acquisitions, divestitures and other	(4.7)	(5.0)
Benefits paid	(94.4)	(94.7)
Fair value of plan assets at end of plan year	1,174.1	1,052.9	1,057.1
Net liability recognized	(286.4)	(263.0)
Unrecognized prior service cost (credit)	(5.1)	(6.2)
Unrecognized net actuarial loss	214.7	81.2
Unrecognized net transition obligation	0.0	0.0
Net amount recognized	(66.6)	(175.6)
Amounts recognized in the Consolidated Balance Sheets
Prepaid benefit cost (non-current)	0.0	0.0
Current benefit liability	(15.9)	(18.6)
Non-current benefit liability	(270.5)	(244.4)
Net liability recognized	(286.4)	(263.0)
Accumulated other comprehensive loss (pre-tax):
Prior service cost (credit)	5.1	6.2
Actuarial loss	214.7	81.2
Unrecognized net transition obligation	0.0	0.0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	219.8	87.4
Net amount recognized	(66.6)	(175.6)
Pension Benefit, Non-U.S Plans
Change in benefit obligation
Benefit obligation at end of prior year	1,517.6	1,134.7
Service cost	13.1	13.4	12.1
Interest cost	59.3	54.3	47.3
Settlements/curtailments	(7.1)	(20.5)
Actuarial (gain) loss	168.6	104.2
Plan amendments	0.2	0.0
Foreign currency exchange rates	(132.7)	43.7
Participant contributions	0.3	0.3
Acquisitions, divestitures and other	(4.8)	246.3
Benefits paid	(74.1)	(58.8)
Benefit obligation at end of year	1,540.4	1,517.6	1,134.7
Change in plan assets
Fair value of plan assets at end of prior year	1,075.9	779.1
Actual return on plan assets	169.2	61.1
Participant contributions	0.3	0.3
Employer contributions	41.1	44.6
Settlements	(5.2)	(19.5)
Foreign currency exchange rate changes	(86.0)	31.8
Acquisitions, divestitures and other	(5.5)	237.3
Benefits paid	(74.1)	(58.8)
Fair value of plan assets at end of plan year	1,115.7	1,075.9	779.1
Net liability recognized	(424.7)	(441.8)
Unrecognized prior service cost (credit)	(3.2)	(3.7)
Unrecognized net actuarial loss	298.7	274.6
Unrecognized net transition obligation	0.1	0.2
Net amount recognized	(122.7)	(163.3)
Amounts recognized in the Consolidated Balance Sheets
Prepaid benefit cost (non-current)	0.6	1.0
Current benefit liability	(8.1)	(9.1)
Non-current benefit liability	(417.2)	(433.7)
Net liability recognized	(424.7)	(441.8)
Accumulated other comprehensive loss (pre-tax):
Prior service cost (credit)	3.2	3.7
Actuarial loss	298.7	274.6
Unrecognized net transition obligation	0.1	0.2
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	302.0	278.5
Net amount recognized	(122.7)	(163.3)
Other Postretirement Benefit Plans, Defined Benefit
Change in benefit obligation
Benefit obligation at end of prior year	75.1	87.7
Service cost	1.0	0.8	0.9
Interest cost	2.7	2.5	3.1
Settlements/curtailments	0.0	0.0
Actuarial (gain) loss	1.7	(4.4)
Plan amendments	0.0	0.0
Foreign currency exchange rates	(1.0)	(0.8)
Participant contributions	0.0	0.0
Acquisitions, divestitures and other	0.0	0.0
Benefits paid	(9.7)	(10.7)
Benefit obligation at end of year	69.8	75.1	87.7
Change in plan assets
Fair value of plan assets at end of prior year	0.0	0.0
Actual return on plan assets	0.0	0.0
Participant contributions	0.0	0.0
Employer contributions	9.7	10.7
Settlements	0.0	0.0
Foreign currency exchange rate changes	0.0	0.0
Acquisitions, divestitures and other	0.0	0.0
Benefits paid	(9.7)	(10.7)
Fair value of plan assets at end of plan year	0.0	0.0	$ 0.0
Net liability recognized	(69.8)	(75.1)
Unrecognized prior service cost (credit)	7.9	9.3
Unrecognized net actuarial loss	3.6	1.8
Unrecognized net transition obligation	0.0	0.0
Net amount recognized	(74.1)	(82.6)
Amounts recognized in the Consolidated Balance Sheets
Prepaid benefit cost (non-current)	0.0	0.0
Current benefit liability	(7.5)	(9.0)
Non-current benefit liability	(62.3)	(66.1)
Net liability recognized	(69.8)	(75.1)
Accumulated other comprehensive loss (pre-tax):
Prior service cost (credit)	(7.9)	(9.3)
Actuarial loss	3.6	1.8
Unrecognized net transition obligation	0.0	0.0
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	(4.3)	(7.5)
Net amount recognized	$ (74.1)	$ (82.6)